COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	84.2%
BANK LOAN	2.7%
Ares Dynamic Credit Allocation Fund, Inc.		156,132	$2,254,546
BlackRock Debt Strategies Fund, Inc.		20,000	208,400
Blackstone Long-Short Credit Income Fund		214,821	2,887,194
Invesco Dynamic Credit Opportunity Fund(a)		213,192	2,607,336
Invesco Senior Income Trust		314,544	1,339,958
Nuveen Credit Strategies Income Fund		50,000	309,000

			9,606,434

COMMINGLED FUND	0.3%
Hipgnosis Songs Fund Ltd./The Fund		733,408	1,160,970

COMMODITIES—FOREIGN	4.4%
Sprott Physical Gold and Silver Trust (Canada)(b)		469,569	9,100,247
Sprott Physical Gold Trust (Canada)(b)		174,109	2,676,055
Sprott Physical Platinum & Palladium Trust (Canada)(b)		68,522	1,104,575
Sprott Physical Silver Trust (Canada)(b)		342,012	2,999,445

			15,880,322

CONVERTIBLE	0.6%
Virtus AllianzGI Convertible & Income Fund		137,335	690,795
Virtus AllianzGI Convertible & Income Fund II		307,347	1,330,812

			2,021,607

DIVERSIFIED EMERGING MARKETS EQUITY	0.1%
Templeton Emerging Markets Fund		37,645	517,619

DIVERSIFIED EMERGING MARKETS EQUITY—FOREIGN	0.2%
Templeton Emerging Markets Investment Trust PLC (United Kingdom)		315,805	645,823

DIVERSIFIED MUNICIPAL	5.9%
BlackRock MuniHoldings Fund, Inc.		97,115	1,381,946
BlackRock MuniHoldings Quality Fund II, Inc.		27,407	331,351
BlackRock MuniVest Fund, Inc.		195,755	1,597,361
BlackRock MuniYield Quality Fund III, Inc.		191,142	2,398,832
BlackRock MuniYield Quality Fund, Inc.		60,693	836,956
Eaton Vance Municipal Income Trust		33,853	400,820
Nuveen AMT-Free Municipal Credit Income Fund		107,863	1,595,294

		Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund		229,823	$3,019,874
Nuveen Dynamic Municipal Opportunities Fund		35,287	462,613
Nuveen Municipal Credit Income Fund		76,181	1,113,004
Nuveen Municipal Credit Opportunities Fund		153,558	2,073,033
Nuveen Municipal Value Fund, Inc.		178,350	1,708,593
Nuveen Quality Municipal Income Fund		243,559	3,253,948
PIMCO Municipal Income Fund		26,321	315,589
PIMCO Municipal Income Fund III		74,401	771,538

			21,260,752

GLOBAL EQUITY	1.3%
Aberdeen Total Dynamic Dividend Fund		470,647	4,522,918

GLOBAL HYBRID	2.7%
Blackrock Capital Allocation Trust		282,088	4,671,377
Blackrock ESG Capital Allocation Trust		200,773	3,344,878
Guggenheim Active Allocation Fund/DE		105,200	1,802,076

			9,818,331

GLOBAL INCOME	9.9%
Nuveen Core Plus Impact Fund		65,348	982,180
Pimco Dynamic Income Fund		867,328	21,136,783
PIMCO Dynamic Income Opportunities Fund		671,136	11,402,601
Thornburg Income Builder Opportunities Trust		89,241	1,525,129
Western Asset Global High Income Fund, Inc.		70,333	595,721

			35,642,414

HIGH YIELD	7.0%
Allspring Income Opportunities		729,233	5,760,941
Apollo Tactical Income Fund, Inc.		96,618	1,387,434
Barings Global Short Duration High Yield Fund		104,121	1,613,876
BlackRock Corporate High Yield Fund, Inc.		49,398	532,016
DoubleLine Yield Opportunities Fund		125,426	2,100,885
KKR Income Opportunities Fund		112,060	1,617,026
PGIM Global High Yield Fund, Inc.		296,601	3,965,555
PGIM High Yield Bond Fund, Inc.		314,183	4,508,526
PGIM Short Duration High Yield Opportunities Fund		83,445	1,396,035
Pioneer Diversified High Income Fund, Inc.		78,247	1,007,039
Pioneer High Income Fund, Inc.		71,641	581,725
Western Asset Diversified Income Fund		40,180	651,318

			25,122,376

		Shares	Value
MASTER LIMITED PARTNERSHIPS	3.4%
First Trust Energy Infrastructure Fund		271,837	$4,140,077
First Trust MLP and Energy Income Fund		436,173	3,602,789
First Trust New Opportunities MLP & Energy Fund		433,680	2,736,521
MainStay CBRE Global Infrastructure Megatrends Fund		99,012	1,877,268

			12,356,655

MULTI-SECTOR	7.4%
DoubleLine Income Solutions Fund		550,006	7,986,087
Guggenheim Strategic Opportunities Fund		539,935	10,264,165
PIMCO Global StocksPLUS & Income Fund		190,795	1,818,276
PIMCO High Income Fund		894,919	5,172,632
PIMCO Income Strategy Fund II		164,500	1,427,860

			26,669,020

OPTION INCOME	6.7%
BlackRock Enhanced Capital and Income Fund, Inc.		62,994	1,315,315
BlackRock Science & Technology Trust		71,903	3,111,243
Eaton Vance Enhanced Equity Income Fund II		79,935	1,678,635
Eaton Vance Tax-Managed Buy-Write Opportunities Fund		42,347	661,460
Eaton Vance Tax-Managed Diversified Equity Income Fund		539,137	7,531,744
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		1,008,151	9,789,146

			24,087,543

PREFERRED	1.6%
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.		14,515	285,655
John Hancock Preferred Income Fund		38,135	737,912
John Hancock Preferred Income Fund III		45,964	825,513
Nuveen Preferred & Income Opportunities Fund		283,303	2,430,740
Nuveen Preferred & Income Securities Fund		167,459	1,406,656

			5,686,476

REAL ESTATE	2.6%
Aberdeen Global Premier Properties Fund		262,052	1,687,615
CBRE Global Real Estate Income Fund		224,208	2,026,840
Nuveen Real Asset Income and Growth Fund		172,921	2,642,233
Nuveen Real Estate Income Fund		242,700	2,866,287

			9,222,975

		Shares	Value
SECTOR EQUITY	1.7%
BlackRock Health Sciences Trust II		45,588	$914,495
Tekla Healthcare Investors		132,399	2,749,927
Tekla Healthcare Opportunities Fund		69,045	1,536,942
Tekla Life Sciences Investors		66,191	1,094,799

			6,296,163

SHORT DURATION	0.9%
BlackRock Limited Duration Income Trust		219,037	3,140,991
Eaton Vance Limited Duration Income Fund		15,563	182,087

			3,323,078

U.S. GENERAL EQUITY	20.7%
Adams Diversified Equity Fund, Inc.		957,396	17,654,382
Boulder Growth & Income Fund, Inc.		371,296	5,506,320
Eaton Vance Tax-Advantaged Dividend Income Fund		305,720	8,859,766
Eaton Vance Tax-Advantaged Global Dividend Income Fund		521,523	10,732,943
Gabelli Dividend & Income Trust		468,326	11,539,553
Gabelli Equity Trust, Inc.		150,452	1,042,632
General American Investors Co., Inc.		64,361	2,733,412
Liberty All-Star Equity Fund		861,193	6,958,439
Liberty All-Star Growth Fund, Inc.		289,709	2,184,406
Nuveen Core Equity Alpha Fund		47,121	826,502
Royce Value Trust, Inc.		395,098	6,712,715

			74,751,070

U.S. GENERAL EQUITY—FOREIGN	0.5%
Baillie Gifford US Growth Trust PLC (United Kingdom)(b)		553,852	1,765,875

U.S. HYBRID	0.9%
PIMCO Energy & Tactical Credit Opportunities Fund		135,276	2,006,143
Virtus AllianzGI Equity & Convertible Income Fund		43,778	1,188,135

			3,194,278

UTILITIES	2.7%
DNP Select Income Fund, Inc.		647,406	7,652,339
Macquarie Global Infrastructure Total Return Fund, Inc.		79,521	2,045,280

			9,697,619

TOTAL CLOSED-END FUNDS (Identified cost—$293,365,444)			303,250,318

EXCHANGE-TRADED FUNDS	14.3%
COMMODITIES	2.4%
iShares Silver Trust(b)		110,984	2,539,314
SPDR Gold Shares(b)		33,203	5,998,122

			8,537,436

		Shares	Value
HIGH YIELD	0.2%
iShares iBoxx High Yield Corporate Bond ETF		8,435	$694,116

REAL ESTATE	1.3%
Vanguard Real Estate ETF		44,303	4,801,116

SECTOR EQUITY	0.5%
iShares Biotechnology ETF		14,773	1,924,922

U.S. GENERAL EQUITY	9.9%
Consumer Discretionary Select Sector SPDR ETF		30,835	5,704,475
Invesco S&P 500 Equal Weight Consumer Discretionary ETF		24,504	3,317,842
Invesco S&P 500 Equal Weight ETF		20,405	3,218,073
iShares Russell 2000 ETF		26,163	5,370,479
iShares Russell 2000 Value ETF		8,113	1,309,438
SPDR S&P 500 ETF Trust		18,796	8,489,025
Vanguard S&P 500 ETF		19,431	8,067,168

			35,476,500

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$39,533,625)			51,434,090

COMMON STOCK—FINANCIAL	0.8%
Berkshire Hathaway, Inc., Class B(b)		7,941	2,802,458

TOTAL COMMON STOCK (Identified cost—$2,100,968)			2,802,458

SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17%(c)		2,700,650	2,700,650

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,700,650)			2,700,650

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$337,700,687)	100.0%	$360,187,516
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(31,694)

NET ASSETS (Equivalent to $13.16 per share based on 27,367,864 shares of common stock outstanding)	100.0%	$360,155,822

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Investment valued using NAV as the practical expedient and has been excluded from the fair value hierarchy. The investment fund provides liquidity through quarterly repurchase offers.
(b)	Non-income producing security.
(c)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds and closed-end interval funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds:
Commingled Fund	$1,160,970	$—	$1,160,970	$—
Diversified Emerging Markets Equity—Foreign	645,823	—	645,823	—
U.S. General Equity—Foreign	1,765,875	—	1,765,875	—
Other Industries	297,070,314	297,070,314	—	—
Exchange-Traded Funds	51,434,090	51,434,090	—	—
Common Stock	2,802,458	2,802,458	—	—
Short-Term Investments	2,700,650	—	2,700,650	—

Subtotal(a)	357,580,180	351,306,862	6,273,318	—

Investments Valued at NAV(b)	2,607,336	—	—	—

Total Investments in Securities(a)	$360,187,516	$351,306,862	$6,273,318	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

As of March 31, 2022, one of the Fund’s investments was valued using NAV per unit as a practical expedient and has been excluded from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented within the Schedule of Investments.